UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 028-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, California              10/16/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $      242,759
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMEX ENERGY SELECT INDEX 'SPDR COM              81369Y506     5918    80591 SH       Sole                    80591
APPLE, INC. CMN                COM              037833100      338      507 SH       Sole                      507
AT&T INC CMN                   COM              00206r102      218     5783 SH       Sole                     5783
Accretive Health, Inc.         COM              00438v103     2415   216374 SH       Sole                   216374
BERKSHIRE HATHAWAY B NEW CLASS COM              084670207     2180    24715 SH       Sole                    24715
DOW JONES US REAL ESTATE INDEX COM              464287739    14350   222895 SH       Sole                   222895
DURECT CORP COM                COM              266605104      139    96250 SH       Sole                    96250
EXXON MOBIL CORPORATION CMN    COM              30231g102     1637    17899 SH       Sole                    17899
GENERAL ELECTRIC CO CMN        COM              369604103      363    15993 SH       Sole                    15993
GOLDCORP INC                   COM              380956409     1077    23500 SH       Sole                    23500
GUIDEWIRE SOFTWARE INC         COM              40171V100     6715   216261 SH       Sole                   216261
INTL BUSINESS MACHINES CORP CM COM              459200101      581     2800 SH       Sole                     2800
ISHARES BARCLAYS 20+ YEAR TREA COM              464287432    23720   190955 SH       Sole                   190955
ISHARES IBOXX INVESTOP IBOXX $ COM              464287242      540     4434 SH       Sole                     4434
ISHARES MSCI EMERGING MKT INDE COM              464287234    17806   430878 SH       Sole                   430878
ISHARES TR BARCLAYS FUND BARCL COM              464287226     2085    18540 SH       Sole                    18540
ISHARES TR RUSSELL 3000INDEX F COM              464287689     2680    31581 SH       Sole                    31581
ISHARES TR-ISHARES MSCI EAFE I COM              464287465    51632   974181 SH       Sole                   974181
KLA-TENCOR CORP COM            COM              482480100      825    17288 SH       Sole                    17288
MAKO SURGICAL CORP.            COM              560879108     1735    99661 SH       Sole                    99661
MERCK & CO., INC.              COM              58933Y105     2520    55893 SH       Sole                    55893
OCCIDENTAL PETROLEUM CORP      COM              674599105     3984    46294 SH       Sole                    46294
QUALCOMM INC CMN               COM              747525103      437     7000 SH       Sole                     7000
S P D R S&P 500 ETF TR EXPIRIN COM              78462f103     2342    16270 SH       Sole                    16270
SECTOR SPDR UTIL SELECT SHARES COM              81369Y886      474    13015 SH       Sole                    13015
SERVICESOURCE INTERNATIONAL    COM              81763U100       67     6498 SH       Sole                     6498
SOUTHERN NATL BANCORPVA INC CO COM              843395104     1904   238024 SH       Sole                   238024
SPDR GOLD TRUST ETF            COM              78463V107    26645   155014 SH       Sole                   155014
VANGUARD ENERGY ETF            COM              92204a306    11004   102863 SH       Sole                   102863
VANGUARD INDEX FUNDS VANGUARD  COM              922908769    40152   545176 SH       Sole                   545176
VANGUARD MSCI EMERGING MKTS ET COM              922042858    13178   315857 SH       Sole                   315857
VANGUARD REIT                  COM              922908553     3048    46914 SH       Sole                    46914
Somaxon Phma Wts $1.1155 Exp 7 WT               834453102       49   170212 SH       Sole                   170212